REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2020
REPORTING ENTITY
Schedule of the effect on shareholders' equity

The effect on shareholders' equity is as follows:

Consideration paid to non-controlling interests	1,117,680
Carrying amount of non-controlling interests acquired	913,193	*
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	204,487	*

*Amounts in millions of COP